Commitments and Contingencies - Future Minimum Rental Commitments for Operating Leases (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 32,634
2020	26,839
2021	21,306
2022	15,781
2023	10,829
Thereafter	19,194
Total	$ 126,583